[LETTERHEAD OF PRUDENTIAL MUTUAL FUNDS]


PRUDENTIAL MONEYMART ASSETS

                                                                   March 5, 1996
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20594

     Re: Prudential MoneyMart Assets, Inc. (the "Fund")
         1933 Act File No. 2-55301
         ----------------------------------------------

Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933 (the "1993 Act"), the Fund hereby certifies that (i) the Prospectuses that would have been filed pursuant to Rule 497(c) would not have differed from the Prospectuses contained in Post-Effective Amendment No. 32 and (ii) the text of Post-Effective Amendment No. 32 has been filed electronically.




                                            By: /s/ DEBORAH A. DOCS
                                                ------------------------------
                                                    Deborah A. Docs
                                                    Assistant Secretary